LONG-TERM LOANS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Interest Payable	$ 878	$ 731	$ 553
Construction in Progress [Member]
Debt Instrument [Line Items]
Interest Costs Capitalized	251	0	$ 0
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 80	$ 173
Debt, Weighted Average Interest Rate	2.65%
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.78%	2.78%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.44%	2.44%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 842	$ 883
Debt, Weighted Average Interest Rate	2.71%
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.52%	3.27%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.08%	2.08%
HOLIUs Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.83%
Long term debt maturity date	Apr. 22, 2022
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 68,015
Debt instrument, interest rate, stated percentage	4.10%